SCHEDULE 1 (Condensed Financial Information of Parent Company)	12 Months Ended
Dec. 31, 2013
SCHEDULE 1 [Abstract]
SCHEDULE 1 (Condensed Financial Information of Parent Company)

OSSEN INNOVATION CO., LTD.

SCHEDULE 1

CONDENSED FINANCIAL STATEMENTS

FOR YEARS ENDED DECEMBER 31, 2013 AND 2012

OSSEN INNOVATION CO., LTD

CONDENSED BALANCE SHEETS AS OF DECEMBER 31, 2013 AND 2012

	December,31
	2013	2012
ASSETS
Current Assets
Cash	$19,171	$46,368
Accounts receivable from related party	20,000,000	20,000,000
Total Current Assets	20,019,171	20,046,368
Long term investment in subsidiaries	51,690,990	46,523,676
TOTAL ASSETS	$71,710,161	$66,570,044

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities
Other payables and accrued liabilities	$645,810	$-
Due to shareholder	50,000	-
Total Current Liabilities	695,810	-
TOTAL LIABILITIES	$695,810	$-

EQUITY
Shareholders' Equity
Share Capital	$50,000	$50,000
Additional paid-in capital	20,735,955	20,735,955
Statutory reserve	-	-
Retained earnings	50,317,637	45,875,656
Accumulated other comprehensive income	7,367	5,041
Treasury stock	(96,608)	(96,608)
TOTAL SHAREHOLDERS' EQUITY	71,014,351	66,570,044
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$71,710,161	$66,570,044

OSSEN INNOVATION CO., LTD CONDENSED STATEMENTS

OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

	Year Ended December,31
	2013	2012

REVENUES	$-	$-
COST OF GOODS SOLD	-	-
GROSS PROFIT	-	-
Selling expenses	-	-
General and administrative expenses	(722,695)	(473,060)
Total Operating Expenses	(722,695)	(473,060)

LOSS FROM OPERATIONS	(722,695)	(473,060)
Financial expenses, net	(263)	(619)
Investment in subsidiaries	4,366,716	2,942,190
INCOME BEFORE INCOME TAX	3,643,758	2,468,511
INCOME TAX	-	-
NET INCOME	$3,643,758	$2,468,511

OSSEN INNOVATION CO., LTD CONDENSED

STATEMENTS OF CASH FLOWS FOR THE YEAR ENDED DECEMBER 31, 2013 AND 2012

	Year Ended December,31
	2013	2012

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$3,643,758	$2,468,511
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(4,366,716)	(2,942,190)
Other payables and accrued liabilities	645,810	-
Due to shareholder	50,000	-
Net cash used in operating activities	(27,148)	(473,679)

CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased	-	(96,608)
Net cash used in financing activities	-	(96,608)

DECREASE IN CASH	(27,148)	(570,287)
Effect of exchange rate changes on cash	(49)	1
Cash at beginning of period	46,368	616,654
CASH AT END OF PERIOD	$19,171	$46,368